FAIR VALUE GAINS, NET (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Disclosure of Fair Value [Line Items]
Commercial properties			$ 793		$ 549
Financial instruments and other	$ 424	$ 101	594	$ 129
Total fair values gains, net	770	454	1,387	378
Bargain purchase gains from business acquisitions and combinations			215	168
Commercial properties
Disclosure of Fair Value [Line Items]
Commercial properties	(9)	293	409	145	347
Commercial developments
Disclosure of Fair Value [Line Items]
Commercial properties	$ 355	$ 60	$ 384	$ 104	$ 202